Insurance Proceeds	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Insurance proceeds [Abstract]
Insurance Proceeds

15. Insurance Proceeds

In September of 2009, one of the Company's facilities in the food and specialty packaging segment experienced a fire that damaged machinery and equipment. During the nine months ended September 30, 2010, the Company received insurance proceeds related to this claim of approximately $1.0 million. The $1.0 million in insurance proceeds is included in "Other (income) expense, net" on the accompanying consolidated statements of operations for the nine months ended September 30, 2010.

12. Insurance Proceeds

In September 2009, one of the Company's facilities in the consumer food and specialty packaging segment experienced a fire that damaged a press. During the year ended December 31, 2010, the Company received insurance proceeds related to this claim of approximately $1.0 million. The $1.0 million in insurance proceeds is included in "Other (income) expense, net" on the accompanying consolidated statement of operations for the year ended December 31, 2010.